Warrant Derivative (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Reconciliation of change in fair value of warrant derivative
A reconciliation of the change in fair value of the warrant derivative is as follows:

	Number of Warrants Outstanding	Fair Value of Warrant Derivative $
Issued, August 16, 2019	4,619,773	1,657,214
Exercised	(2,935,647)	(5,687,003)
Change in fair value	—	12,608,808
Foreign exchange impact	—	(70,255)
As at December 31, 2019	1,684,126	8,508,764
Exercised	(1,418,369)	(4,636,317)
Change in fair value	—	(3,491,928)
Foreign exchange impact	—	150,709
As at December 31, 2020	265,757	531,228
The estimated fair value of the warrant derivative was determined using the following assumptions:

	December 31, 2020	December 31, 2019
Fair value per warrant	US$1.57	US$3.89
Underlying share price	US$2.38	US$4.76
Risk-free interest rate	0.10%	1.59%
Expected hold period to exercise	1.0 year	1.0 year
Expected share price volatility	90.00%	90.00%
Expected dividend yield	Nil	Nil